FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments And Risk Management
Schedule of financial instruments

	Years Ended March 31,
	2024			2023
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL

Financial assets
Cash and cash equivalents	$5,028	$—	$—	$10,545	$—	$—
Prepaid expenses and other receivables	$2,667	$—	$—	$2,689	$—	$—
Convertible note receivable, including accrued interest, net of impairment	$—	$—	$—	$—	$—	$442
Investment in associate	$—	$—	$—	$—	$—	$806
Investment in public company	$—	$—	—	$—	$2,087	$—

	Years Ended March 31,
	2024		2023
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$2,836	$—	$1,865	$—
Warrant liability	$—	$1,564	$—	$—
Deferred purchase price payable - Tarus	$—	$—	$—	$7,179
Deferred obligation - iOx milestone	$—	$—	$—	$4,126